Trading Advisors - Additional Information (Detail)	1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2016	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2015
EMC [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name					EMC Capital Advisors, LLC ("EMC")
Management fee, monthly basis					0.0833%	0.1667%
Management fee, annual basis					1.00%	2.00%
Incentive fee, monthly trading profits basis					20.00%
Graham [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name					Graham Capital Management, L.P. ("Graham")
Management fee, monthly basis					0.1458%
Management fee, annual basis					1.75%
Incentive fee, monthly trading profits basis					20.00%
Rabar [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis					0.1667%
Management fee, annual basis					2.00%
Incentive fee, monthly trading profits basis					20.00%
Altis [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis			0.1042%
Management fee, annual basis			1.25%
Incentive fee, monthly trading profits basis			20.00%
Ceres Tactical Currency L.P. [Member] | Cambridge [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name					Cambridge
Management fee, monthly basis					0.125%
Management fee, annual basis					1.50%
Incentive fee, quarterly trading profits basis					15.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Aventis [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name					Aventis
Management fee, monthly basis					0.1042%
Management fee, annual basis					1.25%
Incentive fee, quarterly trading profits basis					20.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis					0.0833%
Management fee, annual basis					1.00%
Incentive fee, yearly trading profits basis					20.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Blenheim [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis	0.1667%
Management fee, annual basis	2.00%
Incentive fee, quarterly trading profits basis	20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis				0.0625%
Management fee, annual basis				0.75%
Incentive fee, quarterly trading profits basis				20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Winton [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis		0.125%
Management fee, annual basis		1.50%
Incentive fee, monthly trading profits basis		20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Aspect [Member] | Liquidation Basis of Accounting [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis					0.125%
Management fee, annual basis					1.50%
Incentive fee, monthly trading profits basis					20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Campbell [Member] | Liquidation Basis of Accounting [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis					0.125%
Management fee, annual basis					1.50%
Incentive fee, monthly trading profits basis					20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis						0.1667%
Management fee, annual basis						2.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR [Member] | Liquidation Basis of Accounting [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis					0.1458%
Management fee, annual basis					1.75%
Incentive fee, quarterly trading profits basis					20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | FORT [Member] | Liquidation Basis of Accounting [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis					0.1042%
Management fee, annual basis					1.25%
Incentive fee, yearly trading profits basis					20.00%